SUBSIDIARIES AND ASSOCIATES (Narrative) (Details) $ in Thousands, € in Millions		3 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Losses | $				$ (21,141)	$ (12,251)	$ (3,021)
Profit of Market Play Limited | $				$ 600
Loan payable terms			EURIBOR Plus 6.25	EURIBOR Plus 6.25
Marketplay Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders holding percentage			49.90%
Investments in subsidiaries | €			€ 2.5
Number of shares acquired from shareholders | €			€ 1.0
Loan maturity		five-year
Loan amount | €		€ 2.5
Bearing annual interest		5.00%
Loan payable terms		payable every 6 months
Bingo Supplier [Member]
Disclosure of subsidiaries [line items]
Shareholders holding percentage	25.00%
Cash acquired | $	$ 1,750
Minimum [Member] | Bingo Supplier [Member]
Disclosure of subsidiaries [line items]
Options exercisable term	3 years
Maximum [Member] | Bingo Supplier [Member]
Disclosure of subsidiaries [line items]
Options exercisable term	5 years